Share-Based Payments - Reconciliation of Outstanding Share Based Payments (Details)		12 Months Ended
	Mar. 18, 2021 $ / shares	Jun. 30, 2022 USD ($) shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 USD ($) shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 USD ($) shares $ / shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		In accordance with the Company’s policy, options and loan funded shares are typically issued in three equal tranches. For issues granted prior to July 1, 2015 the length of time from grant date to expiry date was typically 5 years. Grants since July 1, 2015, are issued with a seven year term.
Opening Balance		45,333,216		38,911,491		27,737,893
Granted No. (during the year)		10,723,000				17,490,334
Exercise of share options ,shares		(229,080)				(4,823,404)
Lapsed/Forfeited* No. (during the year)		(6,176,668)				(1,493,332)
Closing Balance		49,650,468		45,333,216		38,911,491		27,737,893
Vested and exercisable No (end of year)			23,084,908				15,373,646
Share Price | $ / shares	$ 2.41
Weighted average share purchase price, Granted No. (during the year) | $ / shares			$ 0.56		$ 1.42		$ 1.07
AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Opening Balance		45,333,216		38,911,491
Granted No. (during the year)				18,193,406
Exercise of share options ,shares				(7,078,017)
Lapsed/Forfeited* No. (during the year)				(4,693,664)
Closing Balance				45,333,216		38,911,491
Vested and exercisable No (end of year)					18,389,623
Share Price | $ / shares		$ 2.21		$ 2.42		$ 1.86		$ 2.06
Weighted average share purchase price, Granted No. (during the year) | $ / shares		1.77		3.56		1.57
Weighted average share purchase price, Exercised No. (during the year) | $ / shares		1.25		2.06		1.60
Weighted average share purchase price, Lapsed/Forfeited* No. (during the year) | $ / shares		$ 2.99		$ 2.76		$ 2.80
Weighted average share purchase price, Vested and exercisable No (end of year) | $		$ 2.06		$ 2.15		$ 2.25
Series 32 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		10-Jul-15				10-Jul-15
Expiry Date		30-Jun-22				30-Jun-22
Opening Balance		1,753,334		2,268,334		2,308,334
Lapsed/Forfeited* No. (during the year)		(1,753,334)				(40,000)
Closing Balance				1,753,334		2,268,334		2,308,334
Vested and exercisable No (end of year)							2,268,334
Series 32 | USD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date				10-Jul-15
Expiry Date				30-Jun-22
Opening Balance		1,753,334		2,268,334
Exercise of share options ,shares				(515,000)
Closing Balance				1,753,334		2,268,334
Vested and exercisable No (end of year)					1,753,334
Series 33 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		26-Aug-15		26-Aug-15		26-Aug-15
Expiry Date		16-Aug-22		16-Aug-22		16-Aug-22
Opening Balance		75,000		75,000		75,000
Lapsed/Forfeited* No. (during the year)		(75,000)
Closing Balance				75,000		75,000		75,000
Vested and exercisable No (end of year)					75,000		75,000
Series 34 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		27-Apr-16		27-Apr-16		27-Apr-16
Expiry Date		06-Mar-23		06-Mar-23		06-Mar-23
Opening Balance		1,858,979		2,638,334		3,193,334
Exercise of share options ,shares				(769,355)		(475,000)
Lapsed/Forfeited* No. (during the year)		(180,000)		(10,000)		(70,000)
Closing Balance		1,678,979		1,858,979		2,638,334		3,193,334
Vested and exercisable No (end of year)			1,678,979		1,858,979		2,638,334
Series 34a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date				27-Apr-16		27-Apr-16
Expiry Date				17-Apr-23		17-Apr-23
Opening Balance				200,000		200,000
Exercise of share options ,shares				(116,666)
Lapsed/Forfeited* No. (during the year)				(83,334)
Closing Balance						200,000		200,000
Vested and exercisable No (end of year)							200,000
Series 34b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		31-Oct-16		31-Oct-16		31-Oct-16
Expiry Date		06-Mar-23		06-Mar-23		06-Mar-23
Opening Balance		200,000		200,000		200,000
Closing Balance		200,000		200,000		200,000		200,000
Vested and exercisable No (end of year)			200,000		200,000		200,000
Series 35 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date				30-Jun-16		30-Jun-16
Expiry Date				30-Jun-22		18-Jan-21
Opening Balance				900,000		1,500,000
Exercise of share options ,shares				(900,000)		(600,000)
Closing Balance						900,000		1,500,000
Vested and exercisable No (end of year)							900,000
Series 35a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		08-Jul-20		08-Jul-20
Expiry Date		08-Jul-23		08-Jul-23
Opening Balance		1,500,000
Granted No. (during the year)				1,500,000
Closing Balance		1,500,000		1,500,000
Vested and exercisable No (end of year)			1,500,000		1,500,000
Series 36 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		06-Dec-16		06-Dec-16		06-Dec-16
Expiry Date		30-Jun-22		05-Dec-23		05-Dec-23
Opening Balance		623,000		923,000		1,670,000
Exercise of share options ,shares		(50,000)		(300,000)		(720,334)
Lapsed/Forfeited* No. (during the year)		(40,000)				(26,666)
Closing Balance		533,000		623,000		923,000		1,670,000
Vested and exercisable No (end of year)			533,000		623,000		923,000
Series 36a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		06-Dec-16		06-Dec-16		06-Dec-16
Expiry Date		05-Dec-23		05-Dec-23		05-Dec-23
Opening Balance		1,950,730		2,519,064		4,188,000
Exercise of share options ,shares				(426,668)		(1,527,270)
Lapsed/Forfeited* No. (during the year)				(141,666)		(141,666)
Closing Balance		1,950,730		1,950,730		2,519,064		4,188,000
Vested and exercisable No (end of year)			1,809,064		1,809,064		2,023,232
Series 37 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date				28-Jun-17		28-Jun-17
Expiry Date				27-Jun-24		27-Jun-24
Opening Balance				150,000		150,000
Exercise of share options ,shares				(150,000)
Closing Balance						150,000		150,000
Vested and exercisable No (end of year)							150,000
Series 38 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		16-Sep-17		16-Sep-17		16-Sep-17
Expiry Date		15-Sep-24		15-Sep-24		15-Sep-24
Opening Balance		50,000		66,666		100,000
Exercise of share options ,shares				(16,666)		(33,334)
Closing Balance		50,000		50,000		66,666		100,000
Vested and exercisable No (end of year)			50,000		50,000		33,334
Series 36b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date				13-Jan-17		13-Jan-17
Expiry Date				12-Jan-24		12-Jan-24
Opening Balance				300,000		300,000
Exercise of share options ,shares				(300,000)
Closing Balance						300,000		300,000
Vested and exercisable No (end of year)							300,000
Series 38a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		16-Sep-17		16-Sep-17		16-Sep-17
Expiry Date		15-Sep-24		15-Sep-24		15-Sep-24
Opening Balance		150,000		150,000		150,000
Closing Balance		150,000		150,000		150,000		150,000
Vested and exercisable No (end of year)			150,000		150,000		150,000
Series 39 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		13-Oct-17		13-Oct-17		13-Oct-17
Expiry Date		12-Oct-24		12-Oct-24		12-Oct-24
Opening Balance		1,090,000		1,655,000		1,978,333
Exercise of share options ,shares				(565,000)		(310,000)
Lapsed/Forfeited* No. (during the year)		(115,000)				(13,333)
Closing Balance		975,000		1,090,000		1,655,000		1,978,333
Vested and exercisable No (end of year)			975,000		1,090,000		999,994
Series 39a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		13-Oct-17		13-Oct-17		13-Oct-17
Expiry Date		12-Oct-24		12-Oct-24		12-Oct-24
Opening Balance		902,425		1,302,425		1,900,000
Exercise of share options ,shares				(400,000)		(297,575)
Lapsed/Forfeited* No. (during the year)						(300,000)
Closing Balance		902,425		902,425		1,302,425		1,900,000
Vested and exercisable No (end of year)			902,425		902,425		1,302,425
Series 40 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		24-Nov-17		24-Nov-17		24-Nov-17
Expiry Date		23-Nov-24		23-Nov-24		23-Nov-24
Opening Balance		750,000		750,000		750,000
Closing Balance		750,000		750,000		750,000		750,000
Vested and exercisable No (end of year)			750,000		750,000		500,000
Series 40a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		24-Nov-17		24-Nov-17		24-Nov-17
Expiry Date		23-Nov-24		23-Nov-24		23-Nov-24
Opening Balance		750,000		750,000		750,000
Closing Balance		750,000		750,000		750,000		750,000
Series 41 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		18-Jun-18		18-Jun-18		18-Jun-18
Expiry Date		17-Jun-25		17-Jun-25		17-Jun-25
Opening Balance		200,000		200,000		200,000
Closing Balance		200,000		200,000		200,000		200,000
Vested and exercisable No (end of year)			200,000		200,000		133,334
Series 42 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		11-Jul-18		11-Jul-18		11-Jul-18
Expiry Date		10-Jul-25		10-Jul-25		10-Jul-25
Opening Balance		200,000		200,000		200,000
Closing Balance		200,000		200,000		200,000		200,000
Vested and exercisable No (end of year)			200,000		133,334		66,667
Series 43 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		18-Jul-18		18-Jul-18		18-Jul-18
Expiry Date		17-Jul-25		17-Jul-25		17-Jul-25
Opening Balance		4,201,666		5,398,334		5,845,000
Exercise of share options ,shares		(20,000)		(944,998)		(389,999)
Lapsed/Forfeited* No. (during the year)		(388,334)		(251,670)		(9,999)
Closing Balance		3,793,332		4,201,666		5,398,334		5,845,000
Vested and exercisable No (end of year)			3,793,332		2,526,653		1,544,992
Series 43b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares							$ 1.87
Series 43b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		18-Jul-18		18-Jul-18		18-Jul-18
Expiry Date		17-Jul-25		17-Jul-25		17-Jul-25
Opening Balance		350,000		350,000
Granted No. (during the year)						350,000
Closing Balance		350,000		350,000		350,000
Vested and exercisable No (end of year)			350,000		233,334		116,667
Series 44 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		15-Jul-18		15-Jul-18		15-Jul-18
Expiry Date		14-Jul-25		14-Jul-25		14-Jul-25
Opening Balance		150,000		300,000		300,000
Exercise of share options ,shares				(150,000)
Lapsed/Forfeited* No. (during the year)		(150,000)
Closing Balance				150,000		300,000		300,000
Vested and exercisable No (end of year)					50,000		100,000
Series 45 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		30-Nov-18		30-Nov-18		30-Nov-18
Expiry Date		29-Nov-25		29-Nov-25		29-Nov-25
Opening Balance		590,000		590,000		590,000
Closing Balance		590,000		590,000		590,000		590,000
Vested and exercisable No (end of year)			590,000		393,332		196,666
Series 46 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		19-Jan-19		19-Jan-19		19-Jan-19
Expiry Date		18-Jan-26		18-Jan-26		18-Jan-26
Opening Balance		3,333		5,000		5,000
Exercise of share options ,shares				(1,667)
Closing Balance		3,333		3,333		5,000		5,000
Vested and exercisable No (end of year)			3,333		1,667		1,667
Series 47 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		19-Jan-19		19-Jan-19		19-Jan-19
Expiry Date		18-Jan-26		18-Jan-26		18-Jan-26
Opening Balance		150,000		150,000		150,000
Closing Balance		150,000		150,000		150,000		150,000
Vested and exercisable No (end of year)			150,000		150,000		150,000
Series 48 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		04-Apr-19		04-Apr-19		04-Apr-19
Expiry Date		03-Apr-26		03-Apr-26		03-Apr-26
Opening Balance		300,000		300,000
Granted No. (during the year)						300,000
Closing Balance		300,000		300,000		300,000
Vested and exercisable No (end of year)			300,000		200,000		100,000
Series 49
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares							$ 1.62
Series 49 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		20-Jul-19		20-Jul-19		20-Jul-19
Expiry Date		19-Jul-26		19-Jul-26		19-Jul-26
Opening Balance		3,638,671		4,690,000
Granted No. (during the year)						4,810,000
Exercise of share options ,shares		(113,334)		(523,661)
Lapsed/Forfeited* No. (during the year)		(277,999)		(6,666)		(120,000)
Closing Balance		3,098,670		3,638,671		4,690,000
Vested and exercisable No (end of year)			1,940,654		1,030,310
Series 49 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		20-Jul-19		20-Jul-19
Expiry Date		19-Jul-26		19-Jul-26
Lapsed/Forfeited* No. (during the year)		(148,668)		(521,002)
Series 49a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		20-Jul-19		20-Jul-19		20-Jul-19
Expiry Date		19-Jul-26		19-Jul-26		19-Jul-26
Opening Balance		3,999,998		5,500,000
Granted No. (during the year)						5,500,000
Exercise of share options ,shares				(800,002)
Lapsed/Forfeited* No. (during the year)		(333,334)		(700,000)
Closing Balance		3,499,998		3,999,998		5,500,000
Vested and exercisable No (end of year)			1,316,665		400,001
Series 49a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares							1.47
Series 49a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		20-Jul-19
Expiry Date		19-Jul-26
Lapsed/Forfeited* No. (during the year)		(166,666)
Series 49b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares							1.47
Series 49b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		20-Jul-19		20-Jul-19		20-Jul-19
Expiry Date		19-Jul-26		19-Jul-26		19-Jul-26
Opening Balance		1,346,667		1,346,667
Granted No. (during the year)						1,346,667
Closing Balance		1,346,667		1,346,667		1,346,667
Vested and exercisable No (end of year)			673,334		448,889
Series 49c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares							1.47
Series 49c | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		20-Jul-19		20-Jul-19		20-Jul-19
Expiry Date		19-Jul-26		19-Jul-26		19-Jul-26
Opening Balance		538,667		538,667
Granted No. (during the year)						538,667
Closing Balance		538,667		538,667		538,667
Vested and exercisable No (end of year)			359,112		179,556
Series 50
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares							1.47
Series 50 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		20-Jul-19		20-Jul-19		20-Jul-19
Expiry Date		19-Jul-26		19-Jul-26		19-Jul-26
Opening Balance		700,000		700,000
Granted No. (during the year)						700,000
Closing Balance		700,000		700,000		700,000
Series 50a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares							1.47
Series 50a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		20-Jul-19		20-Jul-19		20-Jul-19
Expiry Date		19-Jul-26		19-Jul-26		19-Jul-26
Opening Balance		400,000		400,000
Granted No. (during the year)						400,000
Closing Balance		400,000		400,000		400,000
Series 51
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares							1.47
Series 51 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		29-Aug-19		29-Aug-19		29-Aug-19
Expiry Date		28-Aug-26		28-Aug-26		28-Aug-26
Opening Balance		150,000		150,000
Granted No. (during the year)						300,000
Exercise of share options ,shares						(150,000)
Lapsed/Forfeited* No. (during the year)		(150,000)
Closing Balance				150,000		150,000
Series 52
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares							1.62
Series 52 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		29-Aug-19		29-Aug-19		29-Aug-19
Expiry Date		28-Aug-26		28-Aug-26		28-Aug-26
Opening Balance		400,000		400,000
Granted No. (during the year)						400,000
Closing Balance		400,000		400,000		400,000
Vested and exercisable No (end of year)			266,666		133,333
Series 53
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares							1.47
Series 53 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		29-Aug-19		29-Aug-19		29-Aug-19
Expiry Date		28-Aug-26		28-Aug-26		28-Aug-26
Opening Balance		800,000		800,000
Granted No. (during the year)						800,000
Closing Balance		800,000		800,000		800,000
Vested and exercisable No (end of year)			533,334		266,667
Series 54
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares							$ 1.98
Series 54 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		25-Nov-19		25-Nov-19		25-Nov-19
Expiry Date		24-Nov-26		24-Nov-26		24-Nov-26
Opening Balance		295,000		845,000
Granted No. (during the year)						845,000
Exercise of share options ,shares				(98,334)
Lapsed/Forfeited* No. (during the year)		(25,000)		(11,667)
Closing Balance		153,334		295,000		845,000
Vested and exercisable No (end of year)			146,668		98,334
Series 54 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		25-Nov-19		25-Nov-19
Expiry Date		24-Nov-26		24-Nov-26
Lapsed/Forfeited* No. (during the year)		(116,666)		(439,999)
Series 55 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		29-May-19		29-May-19		29-May-19
Expiry Date		28-May-26		28-May-26		28-May-26
Opening Balance		350,000		450,000
Granted No. (during the year)						450,000
Exercise of share options ,shares				(100,000)
Closing Balance		350,000		350,000		450,000
Vested and exercisable No (end of year)			300,000		300,000		300,000
Series 56
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares							$ 1.83
Series 56 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		18-Nov-19		18-Nov-19		18-Nov-19
Expiry Date		17-Nov-26		17-Nov-26		17-Nov-26
Opening Balance		200,000		200,000
Granted No. (during the year)						200,000
Closing Balance		200,000		200,000		200,000
Vested and exercisable No (end of year)			133,332		66,666
Series 57
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares							1.80
Series 57 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		25-Nov-19		25-Nov-19		25-Nov-19
Expiry Date		24-Nov-26		24-Nov-26		24-Nov-26
Opening Balance		100,000		100,000
Granted No. (during the year)						100,000
Closing Balance		100,000		100,000		100,000
Vested and exercisable No (end of year)			100,000		100,000
Series 58
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares							1.98
Series 58 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		25-Nov-19		25-Nov-19		25-Nov-19
Expiry Date		24-Nov-26		24-Nov-26		24-Nov-26
Opening Balance		450,000		450,000
Granted No. (during the year)						450,000
Closing Balance		450,000		450,000		450,000
Vested and exercisable No (end of year)			300,000		150,000
Series 59
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares							3.38
Series 59 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		24-Jan-20		24-Jan-20
Expiry Date		23-Jan-27		23-Jan-27
Opening Balance		10,000
Granted No. (during the year)				65,000
Lapsed/Forfeited* No. (during the year)				(55,000)
Closing Balance		10,000		10,000
Vested and exercisable No (end of year)			10,000		3,333
Series 61
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares					$ 2.51
Series 61 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		17-Apr-20		17-Apr-20
Expiry Date		16-Apr-27		16-Apr-27
Opening Balance		50,000
Granted No. (during the year)				250,000
Lapsed/Forfeited* No. (during the year)		(16,666)		(200,000)
Closing Balance				50,000
Vested and exercisable No (end of year)					16,666
Series 61 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		17-Apr-20
Expiry Date		16-Apr-27
Lapsed/Forfeited* No. (during the year)		(33,334)
Series 63
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares					$ 4.02
Series 63 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		18-May-20		18-May-20
Expiry Date		17-May-27		17-May-27
Opening Balance		1,200,000
Granted No. (during the year)				1,200,000
Closing Balance		1,200,000		1,200,000
Vested and exercisable No (end of year)			800,000		400,000
Series 60
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares							$ 2.51
Series 60 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date				17-Apr-20
Expiry Date				16-Apr-27
Granted No. (during the year)				57,660
Lapsed/Forfeited* No. (during the year)				(57,660)
Series 63a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares					$ 3.65
Series 63a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		18-May-20		18-May-20
Expiry Date		17-May-27		17-May-27
Opening Balance		2,400,000
Granted No. (during the year)				2,400,000
Closing Balance		2,400,000		2,400,000
Vested and exercisable No (end of year)			400,000
Series 64
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares					3.75
Series 64 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		16-Jul-20		16-Jul-20
Expiry Date		15-Jul-27		15-Jul-27
Opening Balance		4,280,000
Granted No. (during the year)				5,970,000
Lapsed/Forfeited* No. (during the year)		(225,003)		(1,690,000)
Closing Balance		3,498,333		4,280,000
Vested and exercisable No (end of year)			1,201,676
Series 64 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		16-Jul-20
Expiry Date		15-Jul-27
Lapsed/Forfeited* No. (during the year)		(556,664)
Series 64a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares					3.41
Series 64a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		16-Jul-20		16-Jul-20
Expiry Date		15-Jul-27		15-Jul-27
Opening Balance		3,050,000
Granted No. (during the year)				3,400,000
Lapsed/Forfeited* No. (during the year)		(350,000)		(350,000)
Closing Balance		2,700,000		3,050,000
Vested and exercisable No (end of year)			133,334
Series 64b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares					3.41
Series 64b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		16-Jul-20		16-Jul-20
Expiry Date		15-Jul-27		15-Jul-27
Opening Balance		325,000
Granted No. (during the year)				325,000
Lapsed/Forfeited* No. (during the year)		(325,000)
Closing Balance				325,000
Series 64d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares					3.41
Series 64d | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		16-Jul-20		16-Jul-20
Expiry Date		15-Jul-27		15-Jul-27
Opening Balance		300,000
Granted No. (during the year)				300,000
Closing Balance		300,000		300,000
Series 64e
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares					3.41
Series 64e | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		16-Jul-20		16-Jul-20
Expiry Date		15-Jul-27		15-Jul-27
Opening Balance		1,200,000
Granted No. (during the year)				1,200,000
Closing Balance		1,200,000		1,200,000
Series 65
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares					5.76
Series 65 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		26-Aug-20		26-Aug-20
Expiry Date		25-Aug-27		25-Aug-27
Opening Balance		5,000
Granted No. (during the year)				140,000
Lapsed/Forfeited* No. (during the year)				(135,000)
Closing Balance		5,000		5,000
Vested and exercisable No (end of year)			1,667
Series 66
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares					4.78
Series 66 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		11-Sep-20		11-Sep-20
Expiry Date		10-Sep-27		10-Sep-27
Opening Balance		200,000
Granted No. (during the year)				200,000
Closing Balance		200,000		200,000
Vested and exercisable No (end of year)			100,000
Series 64c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares					3.41
Series 64c | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		16-Jul-20		16-Jul-20
Expiry Date		15-Jul-27		15-Jul-27
Opening Balance		350,000
Granted No. (during the year)				350,000
Closing Balance		350,000		350,000
Series 67
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares					3.84
Series 67 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		08-Oct-20		08-Oct-20
Expiry Date		07-Oct-27		07-Oct-27
Opening Balance		200,000
Granted No. (during the year)				240,000
Lapsed/Forfeited* No. (during the year)		(66,667)		(40,000)
Closing Balance				200,000
Series 67 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		08-Oct-20
Expiry Date		07-Oct-27
Lapsed/Forfeited* No. (during the year)		(133,333)
Series 68
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares					3.60
Series 68 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		20-Nov-20		20-Nov-20
Expiry Date		19-Nov-27		19-Nov-27
Opening Balance		200,000
Granted No. (during the year)				200,000
Closing Balance		200,000		200,000
Vested and exercisable No (end of year)			66,666
Series 69
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares					$ 3.60
Series 69 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		20-Nov-20		20-Nov-20
Expiry Date		19-Nov-27		19-Nov-27
Opening Balance		100,000
Granted No. (during the year)				100,000
Closing Balance		100,000		100,000
Vested and exercisable No (end of year)			100,000		100,000
Series 71
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares					$ 2.67
Series 71 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		17-Feb-21		17-Feb-21
Expiry Date		16-Feb-28		16-Feb-28
Opening Balance		250,000
Granted No. (during the year)				250,000
Closing Balance		250,000		250,000
Series 72
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares			$ 2.28
Series 72 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		15-Apr-21
Expiry Date		14-Apr-28
Granted No. (during the year)		200,000
Closing Balance		200,000
Vested and exercisable No (end of year)			66,667
Series 73
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares					$ 0.00
Series 73 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		30-Jun-21		30-Jun-21
Expiry Date		30-Aug-21		30-Aug-21
Opening Balance		45,746
Granted No. (during the year)				45,746
Exercise of share options ,shares		(45,746)
Closing Balance				45,746
Vested and exercisable No (end of year)					45,746
Series 74
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares			$ 1.95
Series 74 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		08-Sep-21
Expiry Date		07-Sep-28
Granted No. (during the year)		3,973,000
Lapsed/Forfeited* No. (during the year)		(550,000)
Closing Balance		3,423,000
Series 74a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares			1.77
Series 74a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		08-Sep-21
Expiry Date		07-Sep-28
Granted No. (during the year)		4,150,000
Closing Balance		4,150,000
Series 74b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares			1.77
Series 74b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		08-Sep-21
Expiry Date		07-Sep-28
Granted No. (during the year)		1,550,000
Closing Balance		1,550,000
Series 74c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares			1.77
Series 74c | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		08-Sep-21
Expiry Date		07-Sep-28
Granted No. (during the year)		650,000
Closing Balance		650,000
Series 75
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares			$ 1.42
Series 75 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date		23-Dec-21
Expiry Date		22-Dec-28
Granted No. (during the year)		200,000
Closing Balance		200,000
Series INC | USD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date						07-Dec-10
Expiry Date						26-Oct-19
Opening Balance						319,892
Exercise of share options ,shares						(319,892)
Closing Balance								319,892
Series 25b | USD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date						12-Dec-14
Expiry Date						31-Oct-19
Opening Balance						50,000
Lapsed/Forfeited* No. (during the year)						(50,000)
Closing Balance								50,000
Series 28/LF13 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date						09-Oct-14
Expiry Date						08-Oct-19
Opening Balance						75,000
Lapsed/Forfeited* No. (during the year)						(75,000)
Closing Balance								75,000
Series 29 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date						25-Nov-14
Expiry Date						24-Nov-19
Opening Balance						240,000
Lapsed/Forfeited* No. (during the year)						(240,000)
Closing Balance								240,000
Series LF14 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date						06-Jan-15
Expiry Date						16-Dec-19
Opening Balance						150,000
Lapsed/Forfeited* No. (during the year)						(150,000)
Closing Balance								150,000
Series 31b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date						12-May-15
Expiry Date						16-Feb-20
Opening Balance						200,000
Lapsed/Forfeited* No. (during the year)						(200,000)
Closing Balance								200,000
Series 34 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date						27-Apr-16
Expiry Date						06-Mar-23
Lapsed/Forfeited* No. (during the year)						(10,000)
Series 43 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date						18-Jul-18
Expiry Date						17-Jul-25
Lapsed/Forfeited* No. (during the year)						(46,668)